Intangible assets (Details 2) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Changes in cost and accumulated amortization were as follows
Additions		R$ 369,288		R$ 226,665
Acquisition of subsidiary		18,530		18,733
Disposals		(4,221)
Amortization		(99,658)		(98,651)
Net book value		589,553		305,614		R$ 158,868
Cost
Changes in cost and accumulated amortization were as follows
Net book value		905,661		522,064		276,667
Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(316,108)		(216,450)		(117,799)
Expenditures related to software and technology
Changes in cost and accumulated amortization were as follows
Additions		326,771		218,947
Acquisition of subsidiary		1,641		1,845
Disposals		(2,724)
Amortization		(90,102)		(96,264)
Net book value		485,939	[1]	250,353	[1]	125,825
Expenditures related to software and technology | Cost
Changes in cost and accumulated amortization were as follows
Additions		326,771
Acquisition of subsidiary		1,641		1,845
Amortization		(90,102)		(96,264)
Net book value		787,970	[1]	462,282	[1]	241,490
Expenditures related to software and technology | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(302,031)	[1]	(211,929)	[1]	(115,665)
Software licenses
Changes in cost and accumulated amortization were as follows
Additions		42,517		7,717
Acquisition of subsidiary		0
Disposals		(1,497)
Amortization		(9,419)		(2,030)
Net book value		44,755		13,154		7,467
Software licenses | Cost
Changes in cost and accumulated amortization were as follows
Additions		42,517		7,717
Acquisition of subsidiary		0
Amortization		(9,419)		(2,030)
Net book value		58,247		17,227		9,510
Software licenses | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(13,492)		(4,073)		(2,043)
Goodwill
Changes in cost and accumulated amortization were as follows
Additions		0
Acquisition of subsidiary		14,284		16,888
Disposals		0
Amortization		0
Net book value		54,858	[2]	40,574	[2]	23,686
Goodwill | Cost
Changes in cost and accumulated amortization were as follows
Additions		0
Acquisition of subsidiary		14,284		16,888
Amortization		0
Net book value		54,858	[2]	40,574	[2]	23,686
Goodwill | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value	[2]	0
Other
Changes in cost and accumulated amortization were as follows
Additions		0
Acquisition of subsidiary		2,605
Disposals		0
Amortization		(137)		(357)
Net book value		4,001		1,533		1,890
Other | Cost
Changes in cost and accumulated amortization were as follows
Net book value		4,586		1,981		1,981
Other | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		R$ (585)		R$ (448)		R$ (91)

[1]	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over their estimated useful lives.
[2]	As of December 31, 2018, the balances comprise the goodwill arising from the acquisition of the companies R2TECH, BIVA and TILIX. As of December 31, 2019, the balances include the goodwill arising from the acquisitions of BancoSeguro and YAMÍ (Note 10).